Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt
11.	Debt

Short-term Debt

Short-term debt consisted of the following:

	Maturity Date	June 30, 2013	December 31, 2012
UBS Revolver	6/18/17	$—	$—
ABSA Revolver(1)	6/14/17	—	30

Total		$—	$30

(1)	Average effective interest rate of 8.5% and 8.5% during 2013 and 2012, respectively.

UBS Revolver

On June 18, 2012, in connection with the closing of the Transaction, the Company entered into a global senior secured asset-based syndicated revolving credit agreement with UBS AG (the “UBS Revolver”). The UBS Revolver provides the Company with a committed source of capital with a principal borrowing amount of up to $300 million, subject to a borrowing base. In connection with its entry into the Amended and Restated Credit Agreement on March 19, 2013, the Company amended the UBS Revolver to allow for the increased size of the Term Loan over the Term Facility (see “Term Loan” below). At June 30, 2013, the Company’s available borrowing base was $275 million.

ABSA Revolving Credit Facility

In connection with the Transaction, the Company entered into a R900 million (approximately $92 million as of June 30, 2013) revolving credit facility with ABSA Bank Limited acting through its ABSA Capital Division (the “ABSA Revolver”). At December 31, 2012, the Company had drawn down R250 million (approximately $30 million), which was repaid during the first quarter of 2013. At June 30, 2013, the Company had no amounts drawn on the ABSA Revolver.

Long-Term Debt

Long-term debt consisted of the following:

	Principal Amount	Maturity Date	June 30, 2013	December 31, 2012
Term Loan, net of unamortized discount of $11 million(1)	$1,500	3/19/2020	$1,489	$—
Senior Notes	$900	8/15/2020	900	900
Term Facility, net of unamortized discount of $6 million(2)	$700	2/8/2018	—	691
Co-generation Unit Financing Arrangement	$16	2/1/2016	7	10
Lease financing			12	14

Total debt			2,408	1,615
Less: Long-term debt due in one year			(18)	(10)

Long-term debt			$2,390	$1,605

(1)	Average effective interest rate of 4.9% in 2013.
(2)	Average effective interest rate of 5.0% and 5.0% in 2013 and 2012, respectively.

At June 30, 2013, the scheduled maturities of the Company’s long-term debt were as follows:

Total Debt
2013	$9
2014	18
2015	18
2016	15
2017	15
Thereafter	2,344

Total	2,419
Remaining accretion of discount associated with the Term Loan	(11)

Total debt	$2,408

Term Facility

On February 8, 2012, Tronox Incorporated’s wholly-owned subsidiary, Tronox Pigments (Netherlands) B.V., entered into a term loan facility with Goldman Sachs Bank USA comprised of a $550 million Senior Secured Term Loan (the “Senior Secured Term Loan”) and a $150 million Senior Secured Delayed Draw Term Loan (the “Senior Secured Delayed Draw” together, the “Term Facility”). The Term Facility was issued net of an original issue discount of $7 million, or 1% of the initial principal amount, which was being amortized over the life of the Term Facility. In connection with obtaining the Term Facility, the Company incurred debt issuance costs of $17 million, of which $5 million was paid in 2011 and $12 million was paid in 2012. On June 14, 2012, in connection with the closing of the Transaction, Tronox Pigments (Netherlands) B.V. drew down the $150 million Senior Secured Delayed Draw.

On February 28, 2013, Tronox Pigments (Netherlands) B.V. repaid the outstanding principal balance of $149 million, plus interest, related to the $150 million Senior Secured Delayed Draw. In accordance with ASC 470, Debt (“ASC 470”), the Company accounted for such repayment as an extinguishment of debt. As such, the Company recognized a loss on the early extinguishment of debt of $4 million related to the allocated portion of the unamortized original issue discount and debt issuance costs.

The Company allocated these amounts between the $550 million Senior Secured Term Loan and the $150 million Senior Secured Delayed Draw as follows:

	Outstanding Balance	Percentage of Outstanding Balance	Allocation of Unamortized Costs	Loss Extinguishment of Debt
Senior Secured Term Loan	$547	79%	$16	$—
Senior Secured Delayed Draw	149	21%	4	4

Total	$696	100%	$20	$4

Term Loan

On March 19, 2013, Tronox Pigments (Netherlands) B.V., Tronox Limited, and certain subsidiaries of Tronox Limited named as guarantors, entered into an Amended and Restated Credit and Guaranty Agreement with Goldman Sachs Bank USA, as Administrative Agent and Collateral Agent, and Goldman Sachs Bank USA, UBS Securities LLC, Credit Suisse Securities (USA) LLC and RBC Capital Markets, as Joint Lead Arrangers, Joint Bookrunners and Co-Syndication Agents. Pursuant to the Amended and Restated Credit Agreement, the Company obtained a $1.5 billion senior secured term loan (the “Term Loan”), which matures in March 2020. The terms of the Amended and Restated Credit Agreement are substantially similar to the Company’s prior Term Facility. The Term Loan was issued net of an original issue discount of $7 million, or 0.5% of the principal balance.

In accordance with ASC 470, the outstanding principal balance of the Senior Secured Term Loan of $547 million, which became part of the Term Loan, was accounted for as a debt modification. As such, the unamortized original issue discount of $5 million and debt issuance costs of $11 million related to the Term Facility are being amortized over the life of the Term Loan.

The Term Loan bears interest at a base rate plus the applicable margin of 2.5% per annum, or adjusted Eurodollar rate plus the applicable margin of 3.5% per annum. The base rate is defined as the greater of (i) the prime lending rate as quoted in the print edition of The Wall Street Journal or (ii) the Federal Funds Effective rate in effect on such day plus one half of 1%; provided, however, that the Base Rate is not less than 2% per annum. The Adjusted Eurodollar Rate shall at no time be less than 1.00%.

Senior Notes

On August 20, 2012, Tronox Limited’s wholly-owned subsidiary, Tronox Finance LLC, issued $900 million aggregate principal amount of 6.375% senior notes due 2020 (the “Senior Notes”). The Senior Notes were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and outside the United States to non-U.S. persons pursuant to Regulation S under the Securities Act.

During the second quarter, the Company filed a Registration Statement on Form S-4 for $900 million aggregate principal amount of senior exchange notes (the “Senior Exchange Notes”), which are substantially identical to the Senior Notes, and which will be issued in exchange for the Senior Notes.

The Senior Notes bear interest semiannually at a rate equal to 6.375% and were sold at par value. The Senior Notes are fully and unconditionally guaranteed on a senior, unsecured basis by Tronox Limited and certain of its subsidiaries. The Senior Notes are redeemable at any time at the Company’s discretion.

Co-generation Unit Financing Arrangement

In March 2011, in order to finance its share of the asset purchase for the Tiwest Joint Venture, Tronox Incorporated incurred debt totaling $8 million. In connection with the Transaction, the Company acquired the remaining 50% undivided interest in the co-generation plant from Exxaro, along with its debt of $6 million. Under the financing arrangement, monthly payments are required, and interest accrues on the outstanding balance at the rate of 6.5% per annum. During the three months ended June 30, 2013 and 2012, the Company made principal repayments of approximately $1 million and less than $1 million, respectively, and during the six months ended June 30, 2013 and 2012, $2 million and $1 million, respectively.

Lease Financing

In connection with the Transaction, the Company acquired capital lease obligations in South Africa, which are payable through 2032 at a weighted average interest rate of approximately 17%. At June 30, 2013, such obligations had a net book value of assets recorded under capital leases aggregating $7 million. During both the three and six months ended June 30, 2013, the Company made payments of less than $1 million and $1 million, respectively. The Company did not make payments on capital leases during the three and six months ended June 30, 2012.

Fair Value

The Company’s debt is recorded at historical amounts. At June 30, 2013, the fair value of the Term Loan was $1,513 million. At June 30, 2013 and December 31, 2012, the fair value of the Senior Notes and $852 million and $910 million, respectively. At December 31, 2012, the fair value of the Term Facility was $709 million. The Company determined the fair value of the Term Loan, the Senior Notes and the Term Facility using Bloomberg market prices. The fair value hierarchy for long-term debt is a Level 2 input.

Debt Covenants

At June 30, 2013, the Company had financial covenants in the UBS Revolver, the ABSA Revolver and the Term Loan.

The terms of the Amended and Restated Credit Agreement are substantially similar to the Company’s prior Credit and Guaranty Agreement with Goldman Sachs Bank USA, dated February 8, 2012, except that the Amended and Restated Credit Agreement (i) eliminates financial maintenance covenants (ii) permits, subject to certain conditions, incurrence of additional senior secured debt up to a leverage ratio of 2:1, (iii) increases the Company’s ability to incur debt in connection with permitted acquisitions and its ability to incur unsecured debt, and (iv) allows for the payment of a $0.25 per share dividend each fiscal quarter. Otherwise, the terms of the Amended and Restated Credit Agreement provide for customary representations and warranties, affirmative and negative covenants and events of default. The terms of the covenants, subject to certain exceptions, restrict, among other things: (i) debt incurrence; (ii) lien incurrence; (iii) investments, dividends and distributions; (iv) disposition of assets and subsidiary interests; (v) acquisitions; (vi) sale and leaseback transactions; and (vii) transactions with affiliates and shareholders.

The Term Facility and the UBS Revolver are subject to an intercreditor agreement pursuant to which the lenders’ respective rights and interests in the security are set forth. At June 30, 2013, only the ABSA Revolver had a financial maintenance covenant. The Company was in compliance with its financial covenants at June 30, 2013.

The Company has pledged the majority of our U.S. assets and certain assets of its non-U.S. subsidiaries in support of its outstanding debt.

Interest and Debt Expense

Interest and debt expense consisted of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Interest expense	$32	$8	$58	$15
Amortization of deferred debt issuance costs(1)	2	4	4	5
Other	2	3	2	3
Capitalized interest	(1)	(1)	(2)	(1)

Interest and debt expense	$35	$14	$62	$22

(1)	In connection with obtaining debt, the Company incurred debt issuance costs. Such costs are recorded in “Other long-term assets” on the unaudited Condensed Consolidated Balance Sheets,” and are being amortized through the maturity date.

Deferred debt issuance costs and the related amortization expense was as follows:

			Amortization Expense
	Deferred Debt	Balance at	Three Months Ended June 30,		Six Months Ended June 30,
	Issuance Cost	June 30, 2013	2013	2012	2013	2012
Term Loan	$28	$27	$1	$—	$1	$—
Senior Notes	18	16	1	—	1	—
Term Facility	17	10	—	—	1	1
Other	8	7	—	4	1	4

Total		$60	$2	$4	$4	$5

12. Debt

Short-term Debt

	Successor
	December 31, 2012	December 31, 2011
UBS Revolver(1)	$—	$—
ABSA Revolver(2)	30	—
Wells Revolver(3)	—	—

Short-term debt	$30	$—

(1)	Average effective interest rate of 3.9% in 2012.
(2)	Average effective interest rate of 8.5% in 2012.
(3)	Average effective interest rate of 4.7% in 2011 and 5.25% in 2012.

UBS Revolver

On June 18, 2012, in connection with the closing of the Transaction, the Company entered into a global senior secured asset-based syndicated revolving credit agreement with UBS AG (the “UBS Revolver”) with a maturity date of the fifth anniversary of the closing date. The UBS Revolver provides the Company with a committed source of capital with a principal borrowing amount of up to $300 million, subject to a borrowing base. The borrowing base is related to certain eligible inventory and accounts receivable held by the Company’s U.S., Australia and Netherlands subsidiaries. Obligations under the UBS Revolver are secured by a first priority lien on substantially all of the Company’s existing, and future deposit accounts, inventory and account receivables and certain related assets, excluding those held by its South African subsidiaries, Netherland’s subsidiaries and Bahamian subsidiary, and a second priority lien on all of the Company’s other assets, including capital shares which serve as security under the Term Facility (as defined below). At December 31, 2012, the Company’s borrowing base was $221 million.

The UBS Revolver bears interest at the Company’s option at either (i) the greater of (a) the lenders’ prime rate, (b) the Federal funds effective rate plus 0.50% and (c) the adjusted LIBOR rate for a one-month period plus 1% or (ii) the adjusted LIBOR rate, in each case plus the applicable margin. The applicable margin ranges from 1.5% to 2% for borrowings at the adjusted LIBOR rate, and from 0.5% to 1% for borrowings at the alternate base rate, based upon the average daily borrowing availability. For the first six months following the closing date, the applicable margins shall be deemed to be 1.75% for borrowings at the adjusted LIBOR rate and 0.75% for borrowings at the alternate base rate. In connection with obtaining the UBS Revolver, the Company incurred debt issuance costs of approximately $7 million. During the year ended December 31, 2012, amortization expense amounted to $1 million. During 2012, the Company borrowed $30 million against the UBS Revolver, which was repaid during 2012.

ABSA Revolving Credit Facility

In connection with the Transaction, the Company entered into a R900 million (approximately $106 million as of December 31, 2012) revolving credit facility with ABSA Bank Limited acting through its ABSA Capital Division (the “ABSA Revolver”) with a maturity date of June 14, 2017. During 2012, the Company had borrowings of R450 million (approximately $54 million) and repayments of R200 million (approximately $24 million). As of December 31, 2012, the Company had drawn down R250 million (approximately $30 million) on the ABSA Revolver.

The ABSA Revolver bears interest at (i) the base rate (defined as one month JIBAR, which is the mid-market rate for deposits in South African Rand for a period equal to the relevant period which appears on the Reuters Screen SAFEY Page alongside the caption YLD) as of 11h00 Johannesburg time on the first day of the applicable period, plus (ii) the Margin, which is 3.5%. In connection with obtaining the ABSA Revolver, the Company incurred debt issuance costs of $1 million. During the year ended December 31, 2012, amortization expense amounted to less than $1 million.

Wells Revolver

On February 14, 2011, Tronox Incorporated entered into a $125 million senior secured asset-based revolving credit agreement with Wells Fargo Capital Finance, LLC (the “Wells Revolver”). The Wells Revolver had a maturity date of February 14, 2015. The Wells Revolver provided the Company with a committed source of capital with a principal borrowing amount of up to $125 million subject to a borrowing base. Borrowing availability under the Wells Revolver was subject to a borrowing base, which was related to certain eligible inventory and receivables held by the Company’s U.S. subsidiaries. On February 8, 2012, the Company amended the Wells Revolver to facilitate the Transaction while keeping the revolver in force. In connection with refinancing the Wells Revolver, the Company wrote off deferred financing fees of $4 million. On June 18, 2012, the Company refinanced the Wells Revolver with the UBS Revolver.

During 2012, the Company borrowed $30 million against the Wells Revolver, which was repaid with borrowings under the UBS Revolver. During 2011, to facilitate its exit from bankruptcy and help pay for the buy-in of its 50% share of the Kwinana facility in Western, Australia TiO2 expansion, the Company borrowed $39 million against the Wells Revolver, which by December 31, 2011, was fully repaid using cash generated from operations.

Debt acquired in the Transaction

In connection with the Transaction, the Company acquired short-term debt of $75 million (see Note 5), which was repaid during 2012.

Long-Term Debt

	Initial Principal Amount	Maturity Date	Successor
			December 31, 2012	December 31, 2011
Senior Notes	$900	8/15/20	$900	$—
Term Facility(1)	$700	2/8/18	691	—
Exit Financing Facility(2)	$425	10/21/15	—	421
Co-generation Unit Financing Arrangement	$16	2/1/16	10	6
Lease financing			14	—

Total debt			1,615	427
Less: Long-term debt due in one year			(10)	(6)

Long-term debt			$1,605	$421

(1)	Average effective interest rate of 5% in 2012.
(2)	Average effective interest rate of 7.1% and 7.2% in 2012 and 2011, respectively.

The Company’s debt is recorded at historical amounts. At December 31, 2012 the fair value of the Senior Notes (as defined below) and the Term Facility (as defined below) was $910 million and $709 million, respectively. The Company determined the fair value of both the Senior Notes and the Term Facility using the Bloomberg market price as of December 31, 2012. At December 31, 2011, the total carrying value of long-term debt approximated its fair value due to the variable interest rates and frequent repricing of such instruments. The fair value hierarchy for long-term debt is a Level 2 input.

At December 31, 2012, the scheduled maturities of the Company’s long-term debt were as follows:

Total Debt
2013(1)	$11
2014	10
2015	10
2016	8
2017	7
Thereafter	1,575

Total	1,621
Remaining accretion associated with the Term facility	(6)

Total debt	$1,615

(1)	Includes $1 million of remaining accretion associated with the Term Facility, which was issued net of an original issue discount of $7 million (see Term Facility discussion below).

Senior Notes

On August 20, 2012, Tronox Limited’s wholly-owned subsidiary, Tronox Finance LLC, issued $900 million aggregate principal amount of 6.375% senior notes due 2020 (the “Senior Notes”). The Senior Notes were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and outside the United States to non-U.S. persons pursuant to Regulation S under the Securities Act. The Senior Notes bear interest semiannually at a rate equal to 6.375% and were sold at par value. The Senior Notes are fully and unconditionally guaranteed on a senior, unsecured basis by Tronox Limited and certain of its subsidiaries. The Senior Notes are redeemable at any time at the Company’s discretion. The Senior Notes and related guarantees have not been registered under the Securities Act, or any state securities laws, and unless so registered, may not be offered or sold in the United States except pursuant to an exemption from the registration requirements of the Securities Act and applicable state securities laws.

Approximately $326 million of the proceeds from the Senior Notes were used for returns of shareholder capital, in the form of share buybacks. The remainder of the proceeds have been or will be used for general corporate purposes, and, are subject to required approvals, may also be used for further returns of capital to shareholders from time to time (including by way of dividend).

The Company recorded debt issuance fees of $18 million, which are being amortized over the life of the debt, and are included in “Other long-term assets” on the Consolidated Balance Sheets. During the year ended December 31, 2012, amortization expense amounted to $1 million.

Term Facility

	Successor
	December 31, 2012	December 31, 2011
Term Facility	$697	$—
Discount	(6)	—

Term Facility, net	$691	$—

On February 8, 2012, Tronox Incorporated’s wholly-owned subsidiary, Tronox Pigments (Netherlands) B.V., entered into a term loan facility with Goldman Sachs Bank USA comprised of a $550 million Senior Secured Term Loan and a $150 million Senior Secured Delayed Draw Term Loan (together, the “Term Facility”). The Term Facility has a maturity date of February 8, 2018. The Term Facility was issued net of an original issue discount of $7 million, or 1% of the initial principal amount, which is being amortized over the life of the Term Facility. On June 14, 2012, in connection with the closing of the Transaction, Tronox Pigments (Netherlands) B.V. drew down the $150 million Senior Secured Delayed Draw Term. During the year ended December 31, 2012, the Company made principal repayments of approximately $3 million.

The Term Facility bears interest at a base rate plus a margin of 2.25% or adjusted Eurodollar rate plus a margin of 3.25% (in each case with a possible 0.25% increase or decrease based on the Company’s public credit rating). The base rate is defined as the greater of (i) the prime lending rate as quoted in the print edition of The Wall Street Journal, (ii) the Federal funds rate plus 0.5%, or (iii) 2%.

The Term Facility is secured by a first priority lien on substantially all of the Company’s and the subsidiary guarantors’ existing and future property and assets. This includes, upon the consummation of the Transaction, certain assets acquired in the Transaction. The terms of the Term Facility provide for customary representations and warranties, affirmative and negative covenants and events of default. The terms of the covenants, subject to certain exceptions, restrict, among other things: (i) debt incurrence; (ii) lien incurrence; (iii) investments, dividends and distributions; (iv) dispositions of assets and subsidiary interests; (v) acquisitions; (vi) sale and leaseback transactions; and (vii) transactions with affiliates and shareholders.

In connection with obtaining the Term Facility, Tronox Incorporated incurred debt issuance costs of $17 million, of which $5 million was paid in 2011 and $12 million was paid in 2012. Such costs are recorded in “Other long-term assets” on the Consolidated Balance Sheets, and are being amortized through the maturity date. During the year ended December 31, 2012, amortization expense amounted to $3 million.

Exit Financing Facility

On February 14, 2011, Tronox Incorporated’s senior secured super-priority DIP and Exit Credit Agreement with Goldman Sachs Lending Partners, in accordance with its terms, converted into a $425 million exit facility with a maturity date of October 21, 2015 (the “Exit Financing Facility”). The Exit Financing Facility bore interest at the greater of a base rate plus a margin of 4% or adjusted Eurodollar rate plus a margin of 5%. The base rate was defined as the greater of (i) the prime lending rate as quoted in the print edition of The Wall Street Journal, (ii) the Federal Funds Rate plus 0.5%, or (iii) 3%. The adjusted Eurodollar rate is defined as the greater of (i) the LIBOR rate in effect at the beginning of the interest period, or (ii) 2%. Interest was payable quarterly or, if the adjusted Eurodollar rate applied, it was payable on the last day of each interest period. On February 8, 2012, Tronox Incorporated refinanced the Exit Facility with the Term Facility, as discussed above. In connection with the refinancing, the Company repaid $421 million.

Co-generation Unit Financing Arrangement

In March 2011, the Tiwest Joint Venture acquired a steam and electricity gas fired co-generation plant, adjacent to its Kwinana pigment plant, through a five year financing arrangement. Tronox Western Australia Pty Ltd, the Company’s wholly-owned subsidiary, owned a 50% undivided interest in the co-generation plant through the Tiwest Joint Venture. In order to finance its share of the asset purchase, Tronox Incorporated incurred debt totaling $8 million. In connection with the Transaction, the Company acquired the remaining 50% undivided interest in the co-generation plant from Exxaro, along with its debt of $6 million. Under the financing arrangement, monthly payments are required and interest accrues on the outstanding balance at the rate of 6.5% per annum. During the year ended December 31, 2012, the Company made principal repayments of approximately $2 million.

Lease Financing

In connection with the Transaction, the Company acquired capital lease obligations in South Africa, which are payable through 2032 at a weighted average interest rate of approximately 17%. At December 31, 2012, such obligations had a net book value of assets recorded under capital leases aggregating $9 million. During 2012, the Company made payments of less than $1 million.

Financial Covenants

At December 31, 2012, the Company had financial covenants in the UBS Revolver, the ABSA Revolver and the Term Facility.

The terms of the UBS Revolver provide for customary representations and warranties, affirmative and negative covenants and events of default. The terms of the covenants, subject to certain exceptions, restrict, among other things: (i) debt incurrence; (ii) lien incurrence; (iii) investments, dividends and distributions; (iv) dispositions of assets and subsidiary interests; (v) acquisitions; (vi) sale and leaseback transactions; and (vii) transactions with affiliates and shareholders. The UBS Revolver requires the Company to maintain a Consolidated Fixed Charge Coverage Ratio of not less than 1 to 1 calculated on a quarterly basis only if excess availability on the UBS Revolver is less than the greater of (A) $20 million and (B) 10% of the lesser of (x) the aggregate commitments in effect at such time and (y) the borrowing base at such time. If the Company is required to maintain the Consolidated Fixed Charge Coverage Ratio then it will be required to maintain such ratio until, during the preceding 60 consecutive days, borrowing availability would have been at all times greater than the greater of (i) $20 million and (ii) 10% of the aggregate commitments in effect at such time.

The ABSA Revolver requires the ratio of (i) South African Consolidated EBITDA, as defined in the agreement, to South African Net Interest Expense shall not be less than 5:1 and (ii) South African Consolidated Net Debt to South African Consolidated EBITDA, as defined in the agreement, shall be less than 2:1.

The Term Facility requires that a leverage ratio, as defined in the agreement, not exceed, as of the last day of any fiscal quarter, the correlative ratio as follows:

Fiscal Quarter Ending	Total Leverage Ratio
December 31, 2012 through December 31, 2015	3:1
March 31, 2016 and thereafter	2.25:1

The Term Facility and the UBS Revolver are subject to an intercreditor agreement pursuant to which the lenders’ respective rights and interests in the security are set forth. The Company was in compliance with its financial covenants at December 31, 2012.

The Company’s has pledged the majority of our U.S. assets and certain assets of its non-U.S. subsidiaries in support of our outstanding debt.

Interest Expense

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Interest expense(1)	$53	$29	$3	$40
Amortization of deferred debt issuance costs and discount on debt	10	1	—	9
Other	4	1	—	1
Capitalized interest	(2)	(1)	—	—

Interest and debt expense	$65	$30	$3	$50

(1)	For the one month ended January 31, 2011, interest expense excludes $3 million, which would have been payable under the terms of the Company’s $350 million 9.5% senior unsecured notes.